Schedule of Investments
July 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.98%
Argentina–0.28%
Reservas de Maternidad - Swiss Medical(a)(b)	1,029,617,880	$38,593,167
Brazil–0.72%
StoneCo Ltd., Class A(c)	1,713,077	100,797,451
China–3.49%
JD.com, Inc., ADR(c)	6,349,093	450,023,712
Meituan, B Shares(c)(d)	1,384,600	38,371,528
		488,395,240
Denmark–0.35%
Ambu A/S, Class B	1,163,626	43,051,175
Ascendis Pharma A/S, ADR(c)	51,902	6,134,298
		49,185,473
France–11.48%
Airbus SE(c)	3,129,088	429,266,414
Dassault Systemes SE	891,660	49,192,960
Kering S.A.	484,091	434,668,937
LVMH Moet Hennessy Louis Vuitton SE	865,044	692,258,812
		1,605,387,123
Germany–2.47%
SAP SE	2,404,878	344,921,895
India–3.87%
DLF Ltd.	70,355,450	319,764,623
ICICI Bank Ltd., ADR	11,904,539	221,305,380
		541,070,003
Italy–0.34%
Brunello Cucinelli S.p.A.(c)	773,116	48,007,747
Japan–12.54%
Capcom Co. Ltd.	1,377,900	37,977,515
FANUC Corp.	598,400	134,018,852
Keyence Corp.	656,012	365,283,365
Murata Manufacturing Co. Ltd.	4,330,212	359,068,175
Nidec Corp.	3,819,432	429,158,104
Omron Corp.	2,246,400	192,182,871
Takeda Pharmaceutical Co. Ltd.	1,621,289	53,894,580
TDK Corp.	1,587,300	181,322,766
		1,752,906,228
Netherlands–0.91%
ASML Holding N.V.	127,086	96,636,052
uniQure N.V.(c)	1,031,898	29,935,361
		126,571,413
Spain–0.98%
Industria de Diseno Textil S.A.	4,029,652	136,718,021
Sweden–3.40%
Assa Abloy AB, Class B	6,401,588	205,259,635
Atlas Copco AB, Class A	3,998,937	270,705,292
		475,964,927
Shares		Value
Switzerland–0.95%
Lonza Group AG	88,537	$68,906,825
Zur Rose Group AG(c)	172,835	64,300,125
		133,206,950
United Kingdom–2.36%
Farfetch Ltd., Class A(c)	3,672,396	184,060,488
Prudential PLC	7,726,408	145,229,533
		329,290,021
United States–55.84%
Adobe, Inc.(c)	1,036,938	644,591,769
Agilent Technologies, Inc.	1,856,680	284,499,076
Alphabet, Inc., Class A(c)	575,278	1,550,103,829
Amazon.com, Inc.(c)	36,690	122,089,277
Analog Devices, Inc.	172,447	28,871,077
Avantor, Inc.(c)	5,874,297	220,756,081
Boston Scientific Corp.(c)	1,675,490	76,402,344
Castle Biosciences, Inc.(c)	406,818	28,416,237
Charles River Laboratories International, Inc.(c)	188,480	76,696,282
Dun & Bradstreet Holdings, Inc.(c)	1,003,057	21,024,075
Electronic Arts, Inc.	466,499	67,157,196
Equifax, Inc.	1,047,869	273,074,661
Facebook, Inc., Class A(c)	2,050,329	730,532,223
Fate Therapeutics, Inc.(c)	296,684	24,565,435
Fidelity National Information Services, Inc.	1,169,301	174,284,314
Illumina, Inc.(c)	223,661	110,879,941
Intuit, Inc.	1,384,920	733,966,052
Intuitive Surgical, Inc.(c)	67,129	66,555,718
IQVIA Holdings, Inc.(c)	356,418	88,284,739
Marriott International, Inc., Class A(c)	125,102	18,262,390
Maxim Integrated Products, Inc.	3,892,205	388,870,201
Microsoft Corp.	489,160	139,366,576
NVIDIA Corp.	66,160	12,900,538
PayPal Holdings, Inc.(c)	1,296,571	357,244,208
Pegasystems, Inc.	590,801	75,409,840
Phathom Pharmaceuticals, Inc.(c)	1,123,410	36,061,461
Qualtrics International, Inc., Class A(c)	596,957	24,911,016
S&P Global, Inc.	1,519,633	651,497,060
Twist Bioscience Corp.(c)	58,158	7,156,342
United Parcel Service, Inc., Class B	1,455,595	278,542,659
Veracyte, Inc.(c)	1,657,477	73,857,175
Visa, Inc., Class A	670,823	165,284,079
Walt Disney Co. (The)(c)	1,447,460	254,781,909
		7,806,895,780
Total Common Stocks & Other Equity Interests (Cost $4,317,057,390)		13,977,911,439
Preferred Stocks–0.00%
India–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd. (Cost $0)	15,040,130	406,244

See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Shares		Value
Money Market Funds–0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(a)(e)	79	$79
Invesco Treasury Portfolio, Institutional Class, 0.01%(a)(e)	91	91
Total Money Market Funds (Cost $170)		170
TOTAL INVESTMENTS IN SECURITIES—99.98% (Cost $4,317,057,560)		13,978,317,853
OTHER ASSETS LESS LIABILITIES–0.02%		3,333,297
NET ASSETS–100.00%		$13,981,651,150
Investment Abbreviations:
ADR	– American Depositary Receipt
Pfd.	– Preferred
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$4,269,509	$258,549,484	$(262,818,914)	$-	$-	$79	$1,362
Invesco Liquid Assets Portfolio, Institutional Class	3,048,843	179,043,434	(182,092,253)	192	(216)	-	1,290
Invesco Treasury Portfolio, Institutional Class	4,879,438	295,485,125	(300,364,472)	-	-	91	634
Investments in Other Affiliates:
Reservas de Maternidad - Swiss Medical	36,663,663	-	-	1,929,504	-	38,593,167	-
Total	$48,861,453	$733,078,043	$(745,275,639)	$1,929,696	$(216)	$38,593,337	$3,286

(b)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Argentina	$—	$—	$38,593,167	$38,593,167
Brazil	100,797,451	—	—	100,797,451
China	450,023,712	38,371,528	—	488,395,240
Denmark	6,134,298	43,051,175	—	49,185,473
France	—	1,605,387,123	—	1,605,387,123
Germany	—	344,921,895	—	344,921,895
India	221,711,624	319,764,623	—	541,476,247
Italy	—	48,007,747	—	48,007,747
Japan	—	1,752,906,228	—	1,752,906,228
Netherlands	29,935,361	96,636,052	—	126,571,413
Spain	—	136,718,021	—	136,718,021
Sweden	—	475,964,927	—	475,964,927
Switzerland	—	133,206,950	—	133,206,950
United Kingdom	184,060,488	145,229,533	—	329,290,021
United States	7,806,895,780	—	—	7,806,895,780
Money Market Funds	170	—	—	170
Total Investments	$8,799,558,884	$5,140,165,802	$38,593,167	$13,978,317,853
Invesco Global Fund